Related Parties - Narrative (Details) - director	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2024	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Number of board members	8		7	6
Number of newly appointed directors	4	2
Number of directors retired	3	1